Taxes - Schedule of Reconciliation of Income Taxes Provision (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
(Loss) income before income tax	$ (6,951,698)	$ (1,673,735)	$ 140,988
Computed income tax expense (benefit) with statutory income tax rate	(1,738,092)	(418,434)	(35,247)
Effect of tax holiday and preferential tax rate	16,759	25,045	21,841
Effect of tax exemption for unrecovered expenditures on TAC/KSO operations	520,007	(251,378)	(217,714)
Change in valuation allowance	6,308	52,945	23,950
Total income tax provision
Other Jurisdictions [Member]
Effect of different tax rates	1,281,519	130,962	100,390
TAC Operations [Member]
Effect of different tax rates	$ (86,668)	$ (41,896)	$ 36,286